Commitments and Contingencies	12 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 13 — COMMITMENTS AND CONTINGENCIES

a) Commitments

As of June 30, 2025 and 2024, the Company did not have commitments contracted but not yet reflected in the consolidated financial statements.

(b) Contingencies

From time to time, the Company is subject to legal proceedings, investigations and claims incidental to the conduct of its business. As of June 30, 2025 and 2024, the Company was not involved in any legal or administrative proceedings.